Note Investment in equity investees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income tax expense	$ 230,830	$ 78,784	$ (495,172)
Equity Method Investee
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	931,627	852,160	643,632
Expenses	663,069	634,173	414,975
Income tax expense	42,799	47,434	33,920
Net income	225,759	170,553	$ 194,737
Equity Method Investment Summarized Financial Information Abstract
Total assets	8,439,622	7,640,819
Total liabilities	$ 6,009,911	$ 5,778,619